12. Stockholders' Equity: Options: Schedule of Stockholders' Equity Note, Warrants or Rights (Tables)	3 Months Ended
Dec. 31, 2012
Tables/Schedules
Schedule of Stockholders' Equity Note, Warrants or Rights

	Number of Shares		Weighted Average Exercise Price
Outstanding – September 30, 2012	55,326,595		$.75
Granted	19,020,414	(1)	$.42
Exercised	-		$-
Cancelled	(18,884,334	)(2)	$(.92)
Outstanding – December 31, 2012	55,462,675		$.55